Income Taxes (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Income Taxes [Abstract]
Net operating loss carryover	$ 38,500,000	$ 38,500,000
Operating loss carryover, expiration date	Sep. 30, 2034	Dec. 31, 2034
Net change in the valuation allowance		$ (2,856,372)